LEGAL CLAIMS AND OTHER MATTERS (Details) $ in Millions		12 Months Ended
	Jun. 04, 2021 Extension	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Provision amount on turnover tax		$ 2,153.4	$ 5,161.3
Validity period of precautionary measure		6 months
Extended Validity Period of Precautionary Measure		6 months
Number of extensions obtained | Extension	12
Provision amount on environmental matters		$ 81.1	182.2
Provision for other matters		$ 168.4	$ 241.0